Document And Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Trading Symbol	ENRJ
Entity Registrant Name	EnerJex Resources, Inc.
Entity Central Index Key	0000008504
Entity Filer Category	Smaller Reporting Company